Comprehensive Income	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Note 17.	Comprehensive Income

The components of accumulated other comprehensive loss, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains/	benefit	other
	currency	(losses) on	pension	comprehensive
	items	securities	plan	income (loss)
	(in thousands)
Beginning balance, January 1, 2015	$781	21	(1,118)	(316)
Other comprehensive income (loss) before reclassifications	(573)	(63)	(731)	(1,367)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	-	(196)	-	(196)
Ending balance, December 31, 2015	$208	(238)	(1,849)	(1,879)

		Unrealized	Defined	Accumulated
	Foreign	gains/	benefit	other
	currency	(losses) on	pension	comprehensive
	items	securities	plan	income (loss)
	(in thousands)
Beginning balance, January 1, 2016	$208	(238)	(1,849)	(1,879)
Other comprehensive income (loss) before reclassifications	(479)	(118)	6	(591)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	-	3	-	3
Ending balance, December 31, 2016	$(271)	(353)	(1,843)	(2,467)

Reclassification adjustments for losses (gains) reclassified into income were presented in “Gains on sale of securities, net” in the consolidated statements of income.